Risk management (Details 11) $ in Millions	Dec. 31, 2023 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	$ (29,068)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	65,136
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(621)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(953)
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2,135
Dollar Per Real [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(20)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(5,814)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	13,027
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(124)
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(11,626)
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	26,055
Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(248)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(907)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(12)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(182)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(363)
Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(31,509)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,504)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(22)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(301)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(601)
Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(32)
Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(7)
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(13)
Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(10)
Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2)
Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(4)
Peso Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6)
Peso Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2)
Peso Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(4)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(996)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6,308)
Currency risk [member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(12,611)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	8,519
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	279
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,741
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	3,483
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,286
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	18
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	257
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	514
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1,547
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	23
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	309
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	619
Derivatives Assets [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1
Derivatives Assets [Member] | Euro Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	5
Derivatives Assets [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	1
Derivatives Assets [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	2
Derivatives Assets [Member] | Peso Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	12
Derivatives Assets [Member] | Peso Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2)
Derivatives Assets [Member] | Peso Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(4)
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(102,102)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3,347)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(20,458)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(40,916)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2,193)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(30)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(439)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(877)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3,051)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(45)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(610)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1,220)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(33)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(2)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(7)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(13)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(1)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(3)
Derivative Liabilities [Member] | Euro Per Real [Member] | Probable Stressed Scenario Of Fifty Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6)
Derivative Liabilities [Member] | Peso Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(6)
Euro Per Real [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	(15)
Peso Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment In Risk Exposure Associated With Instruments Sharing Characteristic	$ 12